Commitments and contingencies (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Banking facilities available for overdraft and import and export credits | $				$ 897	$ 897
Weighted average interest rate				4.90%	4.90%
ZHEJIANG TIANLAN
Operating leases expense | ¥	¥ 0	¥ 0	¥ 0